Submission	Nov. 13, 2026
Submission [Line Items]
Central Index Key	0001872371
Registrant Name	Oaktree Strategic Credit Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES